Disclosure of operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Revenues	$ 6,062,778	$ 8,077,143	$ 18,910,122
Customer A [Member]
Statement [Line Items]
Revenues	2,934,404	2,511,850	8,555,088
Customer B [Member]
Statement [Line Items]
Revenues	896,965	2,107,426	2,045,215
Customer C [Member]
Statement [Line Items]
Revenues	0	0	3,196,253
Customer D [Member]
Statement [Line Items]
Revenues	$ 0	$ 0	$ 1,959,883